Investments in Unconsolidated Subsidiaries and Affiliates	3 Months Ended
Mar. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2018 and December 31, 2017 is as follows:

	March 31, 2018	December 31, 2017
	(in millions)
Equity method	$560	$555
Cost method	3	6
Total	$563	$561